AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2020

No. 333-198170

No. 811-22986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT	☒
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

(Check appropriate box or boxes)

Aberdeen Standard Investments ETFs

(Exact Name of Registrant as Specified in Charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of Principal Executive Office, Zip Code)

212-446-2020

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19081

(Name and Address of Agent for Service)

Copies to:

Adam Rezak	W. John McGuire
Aberdeen Standard Investments ETFs Advisors LLC	Morgan, Lewis & Bockius LLP
712 Fifth Avenue – 49th Floor	1111 Pennsylvania Avenue, NW
New York, New York 10019	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of New York and state of New York, on this 19th day of May, 2020.

Aberdeen Standard Investments ETFs

/s/Bev Hendry
Bev Hendry, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/Bev Hendry	President and Trustee	May 19, 2020
Bev Hendry

/s/ Stephen O’Grady*	Trustee	May 19, 2020
Stephen O’Grady

/s/ William M. Thomas*	Trustee	May 19, 2020
William M. Thomas

/s/ John Sievwright*	Trustee	May 19, 2020
John Sievwright

/s/Andrea Melia	Principal Financial Officer and Treasurer	May 19, 2020
Andrea Melia

*By:	/s/Bev Hendry
Bev Hendry (Attorney-in-Fact)

*Pursuant to a power of attorney.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase